Segment reporting - Schedule of operating segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 263,062	$ 208,134	[1]
Profit (loss) before income tax	(53,199)	(162,208)	[1]
Non-current assets	3,449,644			$ 3,309,116
Current assets	638,703			459,407
TOTAL ASSETS	4,088,347			3,768,523
Equity	1,920,009	2,143,898		1,960,582	$ 2,311,787
Non-current liabilities	1,863,438			1,486,908
Current liabilities	304,900			321,033
TOTAL EQUITY and LIABILITIES	4,088,347			3,768,523
Operating segments | Tankers
Disclosure of operating segments [line items]
Revenue	255,239	208,996
Profit (loss) before income tax	(69,876)	(174,774)
Non-current assets	3,212,047			3,239,540
Current assets	504,279			459,864
TOTAL ASSETS	3,716,326			3,699,404
Equity	1,700,216			1,891,483
Non-current liabilities	1,732,262			1,486,908
Current liabilities	283,848			321,013
TOTAL EQUITY and LIABILITIES	3,716,326			3,699,404
Operating segments | FSO
Disclosure of operating segments [line items]
Revenue	29,166	24,786
Profit (loss) before income tax	17,661	13,877
Non-current assets	238,222			105,350
Current assets	135,410			10,478
TOTAL ASSETS	373,632			115,828
Equity	219,793			69,099
Non-current liabilities	131,626			22,000
Current liabilities	22,213			24,729
TOTAL EQUITY and LIABILITIES	373,632			115,828
Equity-accounted investees
Disclosure of operating segments [line items]
Revenue	21,343	25,648
Profit (loss) before income tax	984	$ 1,311
Non-current assets	625			35,774
Current assets	986			10,935
TOTAL ASSETS	1,611			46,709
Equity	0			0
Non-current liabilities	450			22,000
Current liabilities	1,161			24,709
TOTAL EQUITY and LIABILITIES	$ 1,611			$ 46,709

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.